Corporate Income Fund	07/01/2013 to 06/30/2014

ICA File Number: 811-07353
Registrant Name: T. Rowe Price Corporate Income Fund, Inc.
Reporting Period: 07/01/2013 - 06/30/2014

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2013 to 06/30/2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Corporate Income Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2014

Corporate Income Fund

COMISION FED DE ELECTRIC 4.875% 144A NOTES DUE JANAURY 15, 2024 Meeting Date: JUN 25, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 200447AD2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent.	Management	N/A	YES

LENDER PROCESS SERVICES 5.75% NOTES DUE APRIL 15, 2023 Meeting Date: JAN 30, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B8JTQQ1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	NO

PEMEX PROJ FDG MASTER TR 5.75% NOTES DUE MARCH01, 2018 Meeting Date: JUN 05, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 706451BS9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

PETROLEOS MEXICANOS 144A 3.125% NOTES DUE JANUARY 23, 2019 Meeting Date: JUN 07, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 71656LAW1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

PETROLEOS MEXICANOS 144A 6.375% NOTE DUE JANUARY 23, 2045 Meeting Date: JUN 07, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 71656LAY7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

PETROLEOS MEXICANOS 5.5% NOTES DUE JUNE 27, 2044 Meeting Date: JUN 07, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 71654QBE1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

END NPX REPORT